INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2025
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

NOTE 9 — INTANGIBLE ASSETS, NET

Intangible assets, net consisted of the following:

	As of December 31,
	2025	2024
Patent	$257,400	$246,600
Software	43,129	41,319
Less: accumulated amortization	(291,903)	(271,391)
Intangible assets, net	$8,626	$16,528

The amortization expense was $8,391, $8,384 and $22,637 for the years ended December 31, 2025, 2024, and 2023, respectively. Estimated future amortization expense is as follows:

Amortization
Years ending December 31,	expense
2026	8,626
Total	$8,626

No impairment loss was recognized for the years ended December 31, 2025, 2024 and 2023.